TETON Westwood Mighty Mites Fund

Schedule of Investments — December 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.7%
	Aerospace and Defense — 6.1%
1,097,900	Aerojet Rocketdyne Holdings Inc.†	$50,130,114
98,340	Allied Motion Technologies Inc.	4,769,490
86,000	Avio SpA	1,337,027
123,000	Innovative Solutions & Support Inc.†	718,320
7,000	Kratos Defense & Security Solutions Inc.†	126,070
109,000	Park Aerospace Corp.	1,773,430

		58,854,451

	Agriculture — 0.6%
225	J.G. Boswell Co.	135,000
224,465	Limoneira Co.	4,316,462
510,000	S&W Seed Co.†	1,071,000

		5,522,462

	Airlines — 0.1%
40,000	American Airlines Group Inc.	1,147,200
225,000	American Airlines Group Inc., Escrow†	40,500

		1,187,700

	Automotive — 1.3%
26,250	Lithia Motors Inc., Cl. A	3,858,750
20,000	Navistar International Corp.†	578,800
29,605	Rush Enterprises Inc., Cl. A	1,376,633
102,112	Rush Enterprises Inc., Cl. B	4,666,518
47,930	Sonic Automotive Inc., Cl. A	1,485,830
70,000	Wabash National Corp.	1,028,300

		12,994,831

	Automotive: Parts and Accessories — 1.4%
65,000	Dana Inc.	1,183,000
12,190	Gentherm Inc.†	541,114
389,210	Modine Manufacturing Co.†	2,996,917
24,000	Motorcar Parts of America Inc.†	528,720
80,000	Puradyn Filter Technologies Inc.†	2,272
52,028	Standard Motor Products Inc.	2,768,930
185,339	Strattec Security Corp.	4,116,379
181,000	Superior Industries International Inc.	667,890
40,000	Titan International Inc.	144,800
90,000	Uni-Select Inc.	789,419

		13,739,441

	Aviation: Parts and Services — 2.4%
13,500	Astronics Corp.†	377,325
23,896	Astronics Corp., Cl. B†	670,880
188,040	Ducommun Inc.†	9,501,661
196,200	Kaman Corp.	12,933,504

		23,483,370

	Broadcasting — 1.4%
900,000	Beasley Broadcast Group Inc., Cl. A(a)	2,781,000
336,455	Dish TV India Ltd., GDR†	33,646
164,160	Entercom Communications Corp., Cl. A	761,702
248,120	Gray Television Inc.†	5,319,693
86,293	Gray Television Inc., Cl. A†	1,714,642
170,000	Salem Media Group Inc.	244,800
33,000	Sinclair Broadcast Group Inc., Cl. A	1,100,220
157,000	Townsquare Media Inc., Cl. A	1,565,290

		13,520,993

	Building and Construction — 1.9%
246,000	Armstrong Flooring Inc.†	1,050,420
124,000	Gibraltar Industries Inc.†	6,254,560
14,000	Granite Construction Inc.	387,380
13,000	Herc Holdings Inc.†	636,220
650,000	Huttig Building Products Inc.†	1,001,000
107,434	MYR Group Inc.†	3,501,274
98,400	The Monarch Cement Co.	5,943,360

		18,774,214

Shares		Market Value
	Business Services — 2.9%
400,701	Diebold Nixdorf Inc.†	$4,231,403
3,500	Du-Art Film Labs Inc.†	565,250
173,172	GP Strategies Corp.†	2,291,066
31,000	IAA Inc.†	1,458,860
23,300	ICF International Inc.	2,134,746
17,000	iMedia Brands Inc.†	67,830
32,029	KAR Auction Services Inc.	697,912
16,000	Macquarie Infrastructure Corp.	685,440
1,920	Matthews International Corp., Cl. A	73,286
80,000	MDC Partners Inc., Cl. A†	222,400
497,500	MoneyGram International Inc.†	1,044,750
294,330	PFSweb Inc.†	1,124,341
3,000	Pollard Banknote Ltd.	46,205
41,549	PRGX Global Inc.†	204,421
17,230	Safeguard Scientifics Inc.	189,185
500	Stamps.com Inc.†	41,760
422,451	Team Inc.†	6,746,542
2,397,208	Trans-Lux Corp.†(a)	779,093
28,792	Trans-Lux Corp.†(a)(b)(c)	9,357
37,132	Viad Corp.	2,506,410
79,669	Willdan Group Inc.†	2,531,881

		27,652,138

	Communications Equipment — 0.5%
432,000	Communications Systems Inc.	2,665,440
275,000	Extreme Networks Inc.†	2,026,750

		4,692,190

	Computer Software and Services — 2.2%
851,636	Alithya Group Inc., Cl. A†	2,401,614
218,380	American Software Inc., Cl. A	3,249,494
291,042	Avid Technology Inc.†	2,497,140
102,500	Cardlytics Inc.†	6,443,150
45,000	DHI Group Inc.†	135,450
159,620	Digi International Inc.†	2,828,466
136,000	iGO Inc.†	289,680
508,000	Internap Corp.†	558,800
10,000	Materialise NV, ADR†	183,100
15,000	Mercury Systems Inc.†	1,036,650
92,500	Mitek Systems Inc.†	707,625
2,607	Monitronics International Inc.†	22,160
2,310	MTS Systems Corp.	110,949
36,000	RumbleON Inc., Cl. B†	29,722
3,000	Tyler Technologies Inc.†	900,060

		21,394,060

	Consumer Products — 3.0%
127,200	Acme United Corp.	3,026,088
235,000	Bassett Furniture Industries Inc.	3,919,800
96,387	Callaway Golf Co.	2,043,404
900,000	Goodbaby International Holdings Ltd.†	199,813
6,000	Johnson Outdoors Inc., Cl. A	460,200
45,000	Lakeland Industries Inc.†	486,000
243,175	Lifetime Brands Inc.	1,690,066
800,000	Marine Products Corp.	11,520,000
55,000	MarineMax Inc.†	917,950
93,368	Oil-Dri Corp. of America	3,384,590
5,700	PC Group Inc.†	14
4,000,000	Playmates Holdings Ltd.	615,993
900	Standard Diversified Inc.†	13,185
8,440	Standard Diversified Opportunities Inc., Cl. B†	123,646
130,220	ZAGG Inc.†	1,056,084

		29,456,833

	Consumer Services — 0.9%
445,320	1-800-Flowers.com Inc., Cl. A†	6,457,140
66,000	Bowlin Travel Centers Inc.†	189,750
59,998	Carriage Services Inc.	1,535,949

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Services (Continued)
800	Collectors Universe Inc.	$18,440

		8,201,279

	Diversified Industrial — 12.0%
424,000	Ampco-Pittsburgh Corp.†	1,276,240
70,166	ArborGen Holdings Ltd.†	9,117
266,048	Burnham Holdings Inc., Cl. A(a)	3,751,277
79,673	Chase Corp.	9,439,657
109,360	Columbus McKinnon Corp.	4,377,681
60,000	FormFactor Inc.†	1,558,200
34,600	Graham Corp.	757,048
486,703	Griffon Corp.	9,894,672
21,350	Haulotte Group SA	126,927
3,000	Hyster-Yale Materials Handling Inc.	176,880
16,897	Insignia Systems Inc.†	12,337
231,030	Intevac Inc.†	1,631,072
65,120	John Bean Technologies Corp.	7,336,419
115,536	L.B. Foster Co., Cl. A†	2,239,088
273,702	Lawson Products Inc.†	14,259,874
97,309	Lydall Inc.†	1,996,781
9,000	MSA Safety Inc.	1,137,240
1,018,900	Myers Industries Inc.	16,995,252
88,465	Napco Security Technologies Inc.†	2,599,986
215,431	Park-Ohio Holdings Corp.	7,249,253
25,080	Raven Industries Inc.	864,257
19,600	RWC Inc.†	245,000
29,400	Standex International Corp.	2,332,890
1,630,000	Steel Connect Inc.†	2,379,800
636,000	Steel Partners Holdings LP†	7,696,872
496,000	Tredegar Corp.	11,085,600
485,000	Twin Disc Inc.†	5,344,700

		116,774,120

	Educational Services — 0.1%
125,000	Universal Technical Institute Inc.†	963,750

	Electronics — 3.7%
28,000	Badger Meter Inc.	1,818,040
169,300	Bel Fuse Inc., Cl. A(a)	2,708,800
338,500	CTS Corp.	10,158,385
60,000	Daktronics Inc.	365,400
31,000	IMAX Corp.†	633,330
20,000	Iteris Inc.†	99,800
86,000	Kimball Electronics Inc.†	1,509,300
55,000	Kopin Corp.†	22,061
6,304	Littelfuse Inc.	1,205,955
15,000	Mesa Laboratories Inc.	3,741,000
24,800	Methode Electronics Inc.	975,880
700,000	Schmitt Industries Inc.†(a)	2,702,000
159,038	Stoneridge Inc.†	4,662,994
16,000	Stratasys Ltd.†	323,600
150,870	Ultra Clean Holdings†	3,540,919
147,200	Ultralife Corp.†	1,087,808

		35,555,272

	Energy and Utilities: Integrated — 0.2%
26,000	MGE Energy Inc.	2,049,320

	Energy and Utilities: Natural Gas — 0.6%
650,000	Alvopetro Energy Ltd.†	390,435
18,750	Chesapeake Utilities Corp.	1,796,813
108,684	Corning Natural Gas Holding Corp.	2,151,943
62,850	RGC Resources Inc.	1,796,253

		6,135,444

	Energy and Utilities: Services — 0.2%
58,000	Dawson Geophysical Co.†	139,200
497,000	Independence Contract Drilling Inc.†	495,410
174,000	KLX Energy Services Holdings Inc.†	1,120,560
70,450	RPC Inc.	369,158

Shares		Market Value

7,100	Subsea 7 SA, ADR	$84,293
686	Weatherford International plc†	19,174

		2,227,795

	Energy and Utilities: Water — 1.5%
36,426	Artesian Resources Corp., Cl. A	1,355,411
12,000	Cadiz Inc.†	132,240
24,800	California Water Service Group	1,278,688
66,000	Consolidated Water Co. Ltd.	1,075,800
68,000	Energy Recovery Inc.†	665,720
27,433	Middlesex Water Co.	1,743,916
32,100	Mueller Water Products Inc., Cl. A	384,558
76,304	SJW Group	5,422,162
45,307	The York Water Co.	2,089,106

		14,147,601

	Entertainment — 0.7%
178,377	Canterbury Park Holding Corp.	2,211,875
689,533	Dover Motorsports Inc.	1,282,531
155,470	Entravision Communications Corp., Cl. A	407,331
56,000	National CineMedia Inc.	408,240
279,750	Sportech plc†	121,358
32,000	World Wrestling Entertainment Inc., Cl. A	2,075,840

		6,507,175

	Environmental Control — 1.9%
32,500	AquaVenture Holdings Ltd.†	881,400
375,853	Casella Waste Systems Inc., Cl. A†	17,300,514
28,121	Primo Water Corp.†	315,658

		18,497,572

	Equipment and Supplies — 5.9%
10,000	Amtech Systems Inc.†	71,600
20,000	AZZ Inc.	919,000
5,000	Berry Global Group Inc.†	237,450
192,766	CIRCOR International Inc.†	8,913,500
382,500	Core Molding Technologies Inc.†	1,243,125
304,000	Federal Signal Corp.	9,804,000
160,000	Interpump Group SpA	5,068,312
360,000	Kimball International Inc., Cl. B	7,441,200
17,100	Maezawa Kyuso Industries Co. Ltd.	349,696
172,000	Mitcham Industries Inc.†	493,640
20,593	Powell Industries Inc.	1,008,851
360,000	The Eastern Co.(a)	10,990,800
133,500	The Gorman-Rupp Co.	5,006,250
322,320	The L.S. Starrett Co., Cl. A†(a)	1,843,670
153,435	Titan Machinery Inc.†	2,267,769
87,790	TransAct Technologies Inc.	963,056
7,000	Vicor Corp.†	327,040

		56,948,959

	Financial Services — 9.3%
63,000	Allegiance Bancshares Inc.†	2,368,800
8,000	Ameris Bancorp	340,320
22,000	Atlantic American Corp.	41,360
302,658	Atlantic Capital Bancshares Inc.†	5,553,774
45,778	Atlantic Union Bankshares Corp.	1,718,964
17,000	Berkshire Bancorp Inc.†	175,525
11,275	Berkshire Hills Bancorp Inc.	370,722
5,953	BKF Capital Group Inc.†	69,948
10,090	BOK Financial Corp.	881,866
75	Burke & Herbert Bank and Trust Co.	167,726
47,558	Cadence BanCorp	862,227
94,976	Capital City Bank Group Inc.	2,896,768
8,000	Capitol Federal Financial Inc.	109,840
8,000	Carolina Financial Corp.	345,840
33,000	CenterState Bank Corp.	824,340
16,560	Citizens & Northern Corp.	467,820
7,000	ConnectOne Bancorp Inc.	180,040
28,800	Crazy Woman Creek Bancorp Inc.	553,536
32,580	Dime Community Bancshares Inc.	680,596

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
1,120	Farmers & Merchants Bank of Long Beach	$8,790,880
40,000	Farmers National Banc Corp.	652,800
8,000	First Community Bankshares Inc.	248,160
36,440	First Internet Bancorp	863,992
614,300	Flushing Financial Corp.	13,271,951
75,600	FNB Corp.	960,120
3,000	Franklin Financial Network Inc.	102,990
16,058	FS Bancorp Inc.	1,024,340
462,000	GTY Technology Holdings Inc.†	2,721,180
10	Guaranty Corp., Cl. A†(d)	75,000
173,270	Hallmark Financial Services Inc.†	3,044,354
12,000	Hancock Whitney Corp.	526,560
5,800	Heritage Commerce Corp.	74,414
30,000	HomeStreet Inc.†	1,020,000
79,570	Hope Bancorp Inc.	1,182,410
103,100	I3 Verticals Inc., Cl. A†	2,912,575
30,000	ICC Holdings Inc.†	420,150
89,800	KKR & Co. Inc., Cl. A	2,619,466
52,700	Legacy Housing Corp.†	876,928
6,440	LendingTree Inc.†	1,954,154
165,000	Medallion Financial Corp.†	1,199,550
4,197	Northrim BanCorp Inc.	160,745
19,390	OceanFirst Financial Corp.	495,221
14,000	Opus Bank	362,180
119,883	People’s United Financial Inc.	2,026,023
148,000	Pzena Investment Management Inc., Cl. A	1,275,760
36,971	Renasant Corp.	1,309,513
2,989	Salisbury Bancorp Inc.	136,508
30,000	Sandy Spring Bancorp Inc.	1,136,400
3,000	Seacoast Banking Corp. of Florida†	91,710
4,540	Security National Corp.	703,700
80,000	Silvercrest Asset Management Group Inc., Cl. A	1,006,400
6,750	Simmons First National Corp., Cl. A	180,833
4,000	South State Corp.	347,000
52,480	Southern First Bancshares Inc.†	2,229,875
64,000	Southern National Bancorp of Virginia Inc.	1,046,400
4,500	Southside Bancshares Inc.	167,130
660,000	Sprott Inc.	1,514,612
118,143	Sterling Bancorp	2,490,454
6,000	Thomasville Bancshares Inc.	276,000
6,000	Towne Bank/Portsmouth VA	166,920
4,200	TriState Capital Holdings Inc.†	109,704
50,050	TrustCo Bank Corp NY	433,934
51,152	Valley National Bancorp	585,690
33,089	Value Line Inc.	956,603
64,620	Veritex Holdings Inc.	1,882,381
45,900	Washington Trust Bancorp Inc.	2,468,961
82,200	Waterstone Financial Inc.	1,564,266
28,818	WesBanco Inc.	1,089,032
89,760	Western New England Bancorp Inc.	864,389
265,000	Wright Investors’ Service Holdings Inc.†	112,095

		90,342,425

	Food and Beverage — 2.9%
84,600	Andrew Peller Ltd., Cl. A	769,417
1,900	Bridgford Foods Corp.†	47,101
53,000	Calavo Growers Inc.	4,801,270
133,000	Corby Spirit and Wine Ltd.	1,575,249
110,000	Cott Corp.	1,504,800
530,000	Crimson Wine Group Ltd.†	3,922,000
374,021	Farmer Brothers Co.†	5,632,756
1,550	Hanover Foods Corp., Cl. A	103,850
300	Hanover Foods Corp., Cl. B	23,327
55,000	Iwatsuka Confectionery Co. Ltd.	2,120,933
1,500	J & J Snack Foods Corp.	276,405
8,490	John B Sanfilippo & Son Inc.	774,967
186,161	Massimo Zanetti Beverage Group SpA	1,223,672
8,000	MGP Ingredients Inc.	387,600

Shares		Market Value

1,510	Rock Field Co. Ltd.	$21,263
5,200	Scheid Vineyards Inc., Cl. A†	182,000
7,100	T. Hasegawa Co. Ltd.	139,249
4,560	The Boston Beer Co. Inc., Cl. A†	1,722,996
55,000	The Hain Celestial Group Inc.†	1,427,525
235,200	Tingyi (Cayman Islands) Holding Corp.	401,442
254,400	Vitasoy International Holdings Ltd.	922,295
23,000	Willamette Valley Vineyards Inc.†	159,390

		28,139,507

	Health Care — 8.8%
26,000	Accuray Inc.†	73,320
5,000	Anika Therapeutics Inc.†	259,250
127,000	BioTelemetry Inc.†	5,880,100
6,740	Boiron SA	275,195
34,000	Cantel Medical Corp.	2,410,600
106,660	Cardiovascular Systems Inc.†	5,182,609
10,000	CareDx Inc.†	215,700
21,900	Collegium Pharmaceutical Inc.†	450,702
364,940	Cutera Inc.†	13,068,501
161,843	Electromed Inc.†	1,399,942
160,000	Exelixis Inc.†	2,819,200
25,000	Genesis Healthcare Inc.†	41,000
10,000	Heska Corp.†	959,400
4,000	ICU Medical Inc.†	748,480
586,448	InfuSystem Holdings Inc.†	5,002,401
23,000	Integer Holdings Corp.†	1,849,890
173,724	IntriCon Corp.†	3,127,032
60,000	Invitae Corp.†	967,800
36,000	Kindred Biosciences Inc.†	305,280
3,000	LeMaitre Vascular Inc.	107,850
81,000	Meridian Bioscience Inc.	791,370
141,000	Neogen Corp.†	9,201,660
109,780	NeoGenomics Inc.†	3,211,065
41,323	Omnicell Inc.†	3,376,916
230,000	OPKO Health Inc.†	338,100
87,311	Option Care Health Inc.†	325,670
45,200	Orthofix Medical Inc.†	2,087,336
27,000	Paratek Pharmaceuticals Inc.†	108,810
8,000	Progenics Pharmaceuticals Inc.†	40,720
106,000	Quidel Corp.†	7,953,180
58,000	RTI Surgical Holdings Inc.†	158,920
102,934	SurModics Inc.†	4,264,556
2,000	Targanta Therapeutics Corp., Escrow†(d)	0
72,301	United-Guardian Inc.	1,420,715
4,600	Utah Medical Products Inc.	496,340
180,000	Zealand Pharma A/S†	6,360,395

		85,280,005

	Hotels and Gaming — 4.9%
50,000	Ainsworth Game Technology Ltd.†	27,544
59,800	Boyd Gaming Corp.	1,790,412
105,000	Braemar Hotels & Resorts Inc., REIT	937,650
62,620	Churchill Downs Inc.	8,591,464
73,500	Eldorado Resorts Inc.†	4,383,540
25,000	Everi Holdings Inc.†	335,750
1,117,725	Full House Resorts Inc.†	3,744,379
121,000	Gamenet Group SpA	1,764,442
642,210	Golden Entertainment Inc.†	12,343,276
357,221	Inspired Entertainment Inc.†	2,411,242
57,000	PlayAGS Inc.†	691,410
278,330	The Marcus Corp.	8,842,544
62,464	Twin River Worldwide Holdings Inc.	1,602,202

		47,465,855

	Machinery — 3.0%
314,000	Astec Industries Inc.	13,188,000
4,600	DMG Mori AG	218,519
5,120	DXP Enterprises Inc.†	203,827
558,000	Gencor Industries Inc.†	6,511,860
15,164	Lindsay Corp.	1,455,592

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
36,650	Tennant Co.	$2,855,768
42,400	The Middleby Corp.†	4,643,648
30,000	Williams Industrial Services Group Inc.†	51,600

		29,128,814

	Manufactured Housing and Recreational Vehicles — 2.2%
53,000	Cavco Industries Inc.†	10,355,140
175,750	Nobility Homes Inc.	4,218,000
101,500	Skyline Champion Corp.†	3,217,550
57,000	Winnebago Industries Inc.	3,019,860

		20,810,550

	Metals and Mining — 0.8%
58,000	5N Plus Inc.†	109,876
24,540	Materion Corp.	1,458,903
625,000	Osisko Gold Royalties Ltd.	6,074,083
900,000	Tanami Gold NL†	24,316
60,000	TimkenSteel Corp.†	471,600

		8,138,778

	Paper and Forest Products — 0.2%
26,800	Keweenaw Land Association Ltd.†	1,822,400

	Publishing — 1.4%
116,000	AH Belo Corp., Cl. A	327,120
100,000	ARC Document Solutions Inc.†	139,000
848,600	The E.W. Scripps Co., Cl. A	13,331,506
15,000	Tribune Publishing Co.	197,400

		13,995,026

	Real Estate — 3.1%
224,000	Ambase Corp.†	58,240
8,000	Bresler & Reiner Inc.†	460
113,300	Capital Properties Inc., Cl. A	1,744,820
37,000	Cohen & Steers Inc.	2,322,120
60,000	DREAM Unlimited Corp., Cl. A	540,603
23,000	FRP Holdings Inc.†	1,145,630
280,450	Griffin Industrial Realty Inc.(a)	11,091,797
14,138	Gyrodyne LLC†	266,501
6,631	Holobeam Inc.†	322,200
32,356	New Senior Investment Group Inc., REIT	247,523
527,269	Reading International Inc., Cl. A†	5,900,140
74,459	Reading International Inc., Cl. B†	2,010,393
2,508	Royalty LLC†(d)	255
158,000	Tejon Ranch Co.†	2,524,840
626,000	Trinity Place Holdings Inc.†	1,884,260

		30,059,782

	Restaurants — 2.0%
1,539	Biglari Holdings Inc., Cl. A†	923,400
51,000	Denny’s Corp.†	1,013,880
222,234	Nathan’s Famous Inc.(a)	15,751,946
46,000	The Cheesecake Factory Inc.	1,787,560

		19,476,786

	Retail — 1.9%
84,000	Big 5 Sporting Goods Corp.	252,000
69,710	Ethan Allen Interiors Inc.	1,328,673
70,000	GNC Holdings Inc., Cl. A†	189,000
161,240	Ingles Markets Inc., Cl. A	7,660,512
106,000	Lands’ End Inc.†	1,780,800
39,000	La-Z-Boy Inc.	1,227,720
118,000	Movado Group Inc.	2,565,320
300	PetIQ Inc.†	7,515
91,000	Tuesday Morning Corp.†	168,350
121,174	Village Super Market Inc., Cl. A	2,811,237

		17,991,127

Shares		Market Value

	Semiconductors — 0.7%
144,240	Entegris Inc.	$7,224,982

	Specialty Chemicals — 2.5%
1,077,580	Ferro Corp.†	15,980,511
267,226	General Chemical Group Inc.†(a)	2,004
58,920	Hawkins Inc.	2,699,125
4,100	Minerals Technologies Inc.	236,283
100,000	Navigator Holdings Ltd.†	1,347,000
229,027	OMNOVA Solutions Inc.†	2,315,463
6,000	Takasago International Corp.	140,702
45,000	Teraoka Seisakusho Co. Ltd.	207,906
194,174	Treatt plc	1,183,141

		24,112,135

	Telecommunications — 2.2%
58,000	A10 Networks Inc.†	398,460
10,980	ATN International Inc.	608,182
360,000	Cincinnati Bell Inc.†	3,769,200
27,000	Consolidated Communications Holdings Inc.	104,760
20,808	Frequency Electronics Inc.†	212,450
65,000	Gogo Inc.†	416,000
505,000	HC2 Holdings Inc.†	1,095,850
20,000	Iridium Communications Inc.†	492,800
4,000	North State Telecommunications Corp., Cl. A	320,000
57,500	Nuvera Communications Inc.	1,092,500
525,315	ORBCOMM Inc.†	2,211,576
5,788	Preformed Line Products Co.	349,306
250,000	Shenandoah Telecommunications Co.	10,402,500

		21,473,584

	Transportation — 0.0%
17,000	Patriot Transportation Holding Inc.†	331,160

	Wireless Communications — 0.3%
1,100,000	NII Holdings Inc.†	2,387,000

	TOTAL COMMON STOCKS	947,460,886

	CLOSED-END FUNDS — 0.1%
115,800	MVC Capital Inc.	1,061,886

	PREFERRED STOCKS — 0.7%
	Automotive: Parts and Accessories — 0.1%
46,300	Jungheinrich AG	1,116,601

	Financial Services — 0.6%
222,000	Steel Partners Holdings LP Ser. A, 6.000%	5,179,260

	TOTAL PREFERRED STOCKS	6,295,861

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Energy and Utilities — 0.1%
15,095	Corning Natural Gas Holding Corp., 4.800%, Ser. B	350,204

	Food and Beverage — 0.0%
500	Seneca Foods Corp., Ser. 2003	20,395

	TOTAL CONVERTIBLE PREFERRED STOCKS	370,599

	RIGHTS — 0.0%
	Entertainment — 0.0%
550,000	Media General Inc., CVR†(d)	1

	Health Care — 0.0%
40,000	Elanco Animal Health Inc., CVR, expire 12/30/21†(d)	2,000
400,000	Sanofi, CVR†	344,080
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(d)	0

		346,080

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Shares		Market Value
	RIGHTS (Continued)
	Specialty Chemicals — 0.0%
30,000	A. Schulman Inc., CVR†(d)	$15,690

	TOTAL RIGHTS	361,771

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
86	Key Energy Services Inc., expire 12/15/21†(d)	2
86	Key Energy Services Inc., expire 12/15/20†(d)	0

		2

	Energy and Utilities: Services — 0.0%
7,627	Weatherford International plc, expire 11/26/23†	0

	Environmental Control — 0.0%
200	Primo Water Corp., expire 12/31/21†	0

	Health Care — 0.0%
8,737	Option Care Health Inc., Cl. A, expire 07/27/25†	4,206
8,737	Option Care Health Inc., Cl. B, expire 07/27/25†	3,532

		7,738

	TOTAL WARRANTS	7,740

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Telecommunications — 0.0%
$ 180,000	Gogo Inc., 6.000%, 05/15/22(b)	225,979

	U.S. GOVERNMENT OBLIGATIONS — 1.2%
11,958,000	U.S. Treasury Bills,
	1.511% to 1.555%††,
	02/04/20 to 03/26/20	11,925,514

	TOTAL MISCELLANEOUS INVESTMENTS — 0.2%(e)	2,146,526

	TOTAL INVESTMENTS — 100.0% (Cost $570,403,153)	$969,856,762

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

At December 31, 2019, the Fund held an investment in a restricted and illiquid security amounting to $9,357 or 0.00% of total investments., which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	12/31/19 Carrying Value Per Share
28,792	Trans-Lux Corp.	06/01/09- 09/25/18	$16,622	0.3250
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Represents previously undisclosed, unrestricted securities which the Fund has held for less than one year.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust